Other liabilities (non-current and current) (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Breakdown of other non-current liabilities [Abstract]
Redeemable financial liability	€ 32.4	€ 85.3
Non-current financial liability at FVTPL, total	32.4	85.3
Subsidies	1.8	3.6
Derivative liabilities	1.0	3.6
Others	29.0	24.9
Other non-current liabilities, total	31.8	32.1
TOTAL OTHER NON-CURRENT LIABILITIES	64.2	117.4
Breakdown of other current liabilities [Abstract]
Redeemable financial liability	108.4	115.7
Current financial liability at FVTPL, total	108.4	115.7
Accruals on completed contracts	112.0	53.3
Other taxes payable	101.0	105.1
Social security liabilities	41.7	33.4
Payables on litigation settlement	0.0	42.0
Derivative liabilities	33.2	7.9
Others	114.7	44.8
Other current liabilities, total	402.6	286.5
TOTAL OTHER CURRENT LIABILITIES	511.0	€ 402.2
Liability on Lawsuit Litigation	48.6
Liability Incurred in Relation to Spin Off	24.8
Customer Advance Payment and Other Current Liabilities	24.2
Short term portion of provisions for pensions and other employee benefits	€ 9.9